Insurance contract liabilities - Disclosure of amounts arising from insurance contracts (Parenthetical) (Detail) - Mopfre Portfolio [Member]	Jan. 02, 2020 PEN (S/)
Disclosure Of Insurance Contract Liabilities [Line Items]
Business combination cash acquired	S/ 246,101,000
Business combination liabilities acquired	292,499,000
Intangible assets relating to insurance contracts	S/ 46,398,000